Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Shares To Be Issued [Member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance, value at Dec. 31, 2021	$ 10,843,471	$ 81,967	$ 639,879	$ 27,455	$ 550,517	$ 9,444	$ (5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100
IfrsStatementLineItems [Line Items]
Proceeds for shares issued	$ 122,950	(81,967)						40,983
Proceeds for shares issued, shares	40,983
Share-based payments					85,432			85,432
Loss for the period							(165,283)	(165,283)
Other comprehensive loss for the period				(7,493)		1,588		(5,905)
Balance, value at Mar. 31, 2022	$ 10,966,421		639,879	19,962	635,949	11,032	(5,317,647)	6,955,596
Balance, shares at Mar. 31, 2022	29,520,083
Balance, value at Dec. 31, 2022	$ 54,806,522	41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	37,855,932
IfrsStatementLineItems [Line Items]
Share-based payments					2,566			2,566
Loss for the period							(740,433)	(740,433)
Other comprehensive loss for the period				(15,451)		946		(14,505)
Shares issued for services	$ 41,875	(41,875)
Shares issued for services, shares	6,727
Shares to be issued for services		41,875						41,875
Balance, value at Mar. 31, 2023	$ 54,848,397	$ 41,875	$ 639,879	$ 295	$ 573,012	$ 14,225	$ (7,557,481)	$ 48,560,202
Balance, shares at Mar. 31, 2023	37,892,659							37,892,659